VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 3.8%
30,910	(1)	Discovery Communications, Inc. - Class C	$ 1,140,270	0.3
13,095	(1)	IAC/InterActiveCorp	2,832,579	0.7
127,488	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	5,623,496	1.3
40,280	(1)	Liberty Broadband Corp. - Series C	6,048,042	1.5
			15,644,387	3.8

		Consumer Discretionary: 11.1%
4,260	(1)	Autozone, Inc.	5,982,318	1.4
45,720		Best Buy Co., Inc.	5,249,113	1.3
37,790		Carter's, Inc.	3,360,665	0.8
14,440		Darden Restaurants, Inc.	2,050,480	0.5
14,190		Expedia Group, Inc.	2,442,383	0.6
128,570	(1)	Gap, Inc.	3,828,815	0.9
23,060		Genuine Parts Co.	2,665,505	0.6
49,871		Kohl's Corp.	2,972,810	0.7
90,350	(1)	LKQ Corp.	3,824,515	0.9
22,550	(1)	Mohawk Industries, Inc.	4,336,591	1.1
199,566		Newell Brands, Inc.	5,344,377	1.3
32,550		Ralph Lauren Corp.	4,008,858	1.0
			46,066,430	11.1

		Consumer Staples: 4.4%
18,320		Constellation Brands, Inc.	4,176,960	1.0
54,601		Energizer Holdings, Inc.	2,591,363	0.6
63,400		Keurig Dr Pepper, Inc.	2,179,058	0.5
73,130		Kroger Co.	2,631,949	0.7
34,060	(1)	Post Holdings, Inc.	3,600,823	0.9
77,500	(1)	US Foods Holding Corp.	2,954,300	0.7
			18,134,453	4.4

		Energy: 3.9%
137,270		Cabot Oil & Gas Corp.	2,577,931	0.6
86,894		Diamondback Energy, Inc.	6,385,840	1.5
101,730		EQT Corp.	1,890,143	0.5
145,304		Equitrans Midstream Corp.	1,185,681	0.3
169,310		Williams Cos., Inc.	4,010,954	1.0
			16,050,549	3.9

		Financials: 21.4%
4,003	(1)	Alleghany Corp.	2,507,039	0.6
31,390		Ameriprise Financial, Inc.	7,296,605	1.8
116,910		Citizens Financial Group, Inc.	5,161,576	1.2
40,380		Discover Financial Services	3,835,696	0.9
173,300		Fifth Third Bancorp	6,490,085	1.6
60,950		Hartford Financial Services Group, Inc.	4,070,851	1.0
248,100		Huntington Bancshares, Inc.	3,900,132	0.9
50,160		Lincoln National Corp.	3,123,463	0.8
132,282		Loews Corp.	6,783,421	1.6
43,263		M&T Bank Corp.	6,559,103	1.6
26,130		Marsh & McLennan Cos., Inc.	3,182,634	0.8
45,410		Northern Trust Corp.	4,773,045	1.2
32,380		Progressive Corp.	3,095,852	0.7
45,160		Raymond James Financial, Inc.	5,534,810	1.3
253,660		Regions Financial Corp.	5,240,616	1.3
32,050		State Street Corp.	2,692,521	0.6
27,270		T. Rowe Price Group, Inc.	4,679,532	1.1
80,640		TCF Financial Corp.	3,746,534	0.9
40,595		WR Berkley Corp.	3,058,833	0.7
56,700		Zions Bancorp NA	3,116,232	0.8
			88,848,580	21.4

		Health Care: 7.0%
38,260		AmerisourceBergen Corp.	4,517,358	1.1
13,460		Cigna Corp.	3,253,820	0.8
46,540	(1)	Henry Schein, Inc.	3,222,430	0.8
3,650		Humana, Inc.	1,530,263	0.4
23,580	(1)	Laboratory Corp. of America Holdings	6,013,607	1.4
33,750		Universal Health Services, Inc.	4,501,913	1.1
36,680		Zimmer Biomet Holdings, Inc.	5,871,734	1.4
			28,911,125	7.0

		Industrials: 14.6%
29,291		Acuity Brands, Inc.	4,833,015	1.2
33,000		Ametek, Inc.	4,215,090	1.0
36,340		Carlisle Cos., Inc.	5,980,837	1.4
58,210		Fortune Brands Home & Security, Inc.	5,577,682	1.3
30,890		Hubbell, Inc.	5,773,032	1.4
21,060		IDEX Corp.	4,408,279	1.1
68,030		ITT, Inc.	6,184,607	1.5
36,140		Leidos Holdings, Inc.	3,479,559	0.8
37,960		Lincoln Electric Holdings, Inc.	4,666,803	1.1
32,040	(1)	Middleby Corp.	5,310,630	1.3
20,141		Snap-On, Inc.	4,647,335	1.1
38,470		Southwest Airlines Co.	2,348,978	0.6
41,370		Timken Co.	3,358,003	0.8
			60,783,850	14.6

		Information Technology: 8.3%
74,080		Amphenol Corp.	4,887,058	1.2
28,470		Analog Devices, Inc.	4,415,128	1.0
27,130		CDW Corp.	4,496,797	1.1
101,162	(1)	CommScope Holding Co., Inc.	1,553,848	0.4
13,619	(1)	Keysight Technologies, Inc.	1,952,965	0.4
28,570		Motorola Solutions, Inc.	5,372,588	1.3
191,790		NortonLifeLock, Inc.	4,077,455	1.0
46,620		SYNNEX Corp.	5,353,841	1.3
9,600	(1)	Synopsys, Inc.	2,378,688	0.6
			34,488,368	8.3

		Materials: 5.2%
14,670		Ball Corp.	1,243,136	0.3

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
22,040		Celanese Corp. - Series A	$ 3,301,812	0.8
108,420	(1)	Freeport-McMoRan, Inc.	3,570,270	0.9
12,580		Martin Marietta Materials, Inc.	4,224,616	1.0
20,520		Packaging Corp. of America	2,759,530	0.7
90,030		Silgan Holdings, Inc.	3,783,961	0.9
103,180		Valvoline, Inc.	2,689,903	0.6
			21,573,228	5.2

		Real Estate: 10.4%
7,380		American Campus Communities, Inc.	318,595	0.1
99,070		American Homes 4 Rent	3,302,994	0.8
16,710		AvalonBay Communities, Inc.	3,083,162	0.7
36,800		Boston Properties, Inc.	3,726,368	0.9
114,030		Brixmor Property Group, Inc.	2,306,827	0.6
65,580	(1)	CBRE Group, Inc.	5,188,034	1.2
14,881	(1)	Cushman & Wakefield PLC	242,858	0.1
8,020		Essex Property Trust, Inc.	2,180,157	0.5
20,510		Federal Realty Investment Trust	2,080,739	0.5
45,903		JBG SMITH Properties	1,459,256	0.4
136,770		Kimco Realty Corp.	2,564,437	0.6
11,560		Mid-America Apartment Communities, Inc.	1,668,802	0.4
5,782		Outfront Media, Inc.	126,221	0.0
101,550		Rayonier, Inc.	3,274,988	0.8
31,710		Regency Centers Corp.	1,798,274	0.4
20,660		Rexford Industrial Realty, Inc.	1,041,264	0.3
9,500		Sun Communities, Inc.	1,425,380	0.3
31,810		Ventas, Inc.	1,696,745	0.4
102,780		Weyerhaeuser Co.	3,658,968	0.9
28,660		WP Carey, Inc.	2,027,982	0.5
			43,172,051	10.4

		Utilities: 8.0%
87,160		CMS Energy Corp.	5,335,935	1.3
69,620		Edison International	4,079,732	1.0
46,670		Entergy Corp.	4,642,265	1.1
96,165		National Fuel Gas Co.	4,807,288	1.1
18,320		Sempra Energy	2,428,866	0.6
58,460		WEC Energy Group, Inc.	5,471,272	1.3
99,440		Xcel Energy, Inc.	6,613,754	1.6
			33,379,112	8.0

	Total Common Stock
	(Cost $283,092,878)		407,052,133	98.1

SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
8,929,215	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $8,929,215)	$ 8,929,215	2.1

	Total Short-Term Investments
	(Cost $8,929,215)	8,929,215	2.1

	Total Investments in Securities (Cost $292,022,093)	$ 415,981,348	100.2
	Liabilities in Excess of Other Assets	(628,565)	(0.2)
	Net Assets	$ 415,352,783	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2021.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$407,052,133	$–	$–	$407,052,133
Short-Term Investments	8,929,215	–	–	8,929,215
Total Investments, at fair value	$415,981,348	$–	$–	$415,981,348

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $294,051,979.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$132,744,839
Gross Unrealized Depreciation	(10,815,470)
Net Unrealized Appreciation	$121,929,369